Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Balances And Transactions
17.	RELATED PARTY BALANCES AND TRANSACTIONS

Name of related parties	Relationship with the Company
Mr. Xiaojun Zhang	Principal shareholder and co-founder of the Company
Mr. Jiayuan Lin	Principal shareholder and Chief Executive Officer of the Company
Jincheng Bank(i)	Company under significant influence of principal shareholder of the Company
Shanghai Wangjin Investment Management Co., Ltd.	Company controlled by principal shareholder of the Company
Shanghai Autohome(ii)	The Company’s equity method investee
Hebei Jiahui Consultation Service Co., Ltd.	The Company’s equity method investee
Liaoning Junan Automobile Consultation Service Co., Ltd.	The Company’s equity method investee

(i)

Mr. Xiaojun Zhang, one of the co-founders and principal shareholders of the Company, was appointed as a member of the Board of Directors of Jincheng Bank on March 24, 2015. He subsequently resigned from the Board of Directors on September 19, 2017. Therefore, Jincheng Bank was deemed to be a related party for the period from January 1, 2017 through September 19, 2017.

(ii)

In September 2018, the Company acquired the remaining 50% of the equity interest in Shanghai Autohome for RMB206,000,000, and Shanghai Autohome became the wholly-owned subsidiary of the company. Therefore, Shanghai Autohome was deemed to be a related party for the nine months ended September 30, 2018.

Details of related party balances and transactions as of December 31, 2017 and 2018 are as follows:

17.1	Amounts due to related parties

	As of December 31,
	2017	2018
	RMB	RMB	US$
Hebei Jiahui Consultation Service Co., Ltd.	1,200,000	—	—
Liaoning Junan Automobile Consultation Service Co., Ltd.	4,315,000	—	—
Shanghai Autohome	10,000	—	—

	5,525,000	—	—

17.2	Amounts due from related parties

			As of December 31,
	Notes		2017	2018
			RMB	RMB	US$
Shanghai Autohome	(i	)	1,253,833	—	—
Mr. Jiayuan Lin	(ii	)	79,548,880	—	—
Shanghai Wangjin Investment Management Co., Ltd.	(ii	)	42,834,214	—	—

			123,636,927	—	—

(i)	The balance mainly represents automotive financing facilitation service fees, in the ordinary course of business.
(ii)

The balance represents the borrowings provided to related parties. The borrowing terms were approximately 5 years. The weighted average interest rate for the outstanding borrowings was 4.90% as of December 31, 2017.

17.3	Transactions with related parties

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenue
Shanghai Autohome	32,125,478	20,913,903	14,928,349	2,171,239
Jincheng Bank	287,310,614	526,426,758	—	—

	319,436,092	547,340,661	14,928,349	2,171,239

Interest income
Mr. Jiayuan Lin	2,359,015	3,189,865	784,805	114,145
Shanghai Wangjin Investment Management Co., Ltd	937,346	1,896,868	430,260	62,579
Shanghai Autohome	—	—	2,199,730	319,937

	3,296,361	5,086,733	3,414,795	496,661